Statements of Cash Flows (USD $)	10 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011
Cash flows from operating activities:
Net loss	$ (118)	$ (674,105)
SQN Alternative Investment Fund III L.P.
Cash flows from operating activities:
Net loss	(118)	(674,105)
Adjustments to reconcile net loss to net cash used in operating activities:
Finance income		(38,995)
Accrued interest income		(19,205)
Depreciation and amortization		94,596
Foreign currency transaction gain		82,384
Change in operating assets and liabilities:
Accounts receivable		(28,497)
Minimum rental payments received		289,983
Other assets		(74,783)
Accounts payable and accrued expenses		91,632
Net cash used in operating activities	(118)	(276,990)
Cash flows from investing activities:
Purchase of finance leases		(4,694,194)
Increase in equipment notes receivable		(1,410,810)
Cash paid for initial direct costs		(174,786)
Net cash used in investing activities		(6,279,790)
Cash flows from financing activities:
Proceeds from General Partner capital contribution	100
Proceeds from Limited Partners' capital contributions	250	8,450,900
Cash paid for redemption of Initial Limited Partner capital contribution		(250)
Cash paid for offering and distribution expenses		(1,131,739)
Increase in escrow deposits		(2,634,000)
Distributions paid		(120,853)
Limited Partners capital contributions received in advance		2,634,000
Net cash provided by financing activities	350	7,198,058
Net increase in cash and cash equivalents	232	641,278
Cash and cash equivalents, beginning of period		232
Cash and cash equivalents, end of period	$ 232	$ 641,510